Summary of Stock Option Activity (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Shares Options Outstanding beginning Balance	410,000	425,000	425,000
Weighted Average Exercise Price Outstanding Beginning Balance	$ 1.39	$ 1.38	$ 1.38
Weighted Average Remaining Term (years) Outstanding, Beginning	9 years 4 months 28 days	7 years 8 months 15 days	6 years 8 months 19 days	0 years
Number of Options Granted	54,750,000			250,000
Weighted Average Exercise Price Granted	$ 0.07	$ (0)		$ 0.40
Number of Options Expired/Cancelled	(25,525,000)	(15,000)	(15,000)	(382,282)
Weighted Average Exercise Price Expired/ Cancelled	$ 0.07	$ 1.35	$ 1.35	$ 2.86
Number of Shares Options Outstanding and exercisable Ending Balance		410,000
Weighted Average Exercise Price Outstanding and exercisable Ending Balance		$ 1.39	$ 1.39	$ 1.38
Weighted Average Remaining Term (Years) Outstanding and Exercisable		7 years 2 months 23 days
Weighted Average Remaining Term (Years) Granted	9 years 6 months
Number of Shares Options Outstanding Ending Balance	29,635,000		410,000	425,000
Weighted Average Exercise Price Outstanding Ending Balance	$ 0.10		$ 1.39	$ 1.38
Options Exercisable	14,801,667
Weighted average exercise price, Exercisable	$ 0.10
Weighted Average Remaining Term (Years) Exercisable	9 years 4 months 28 days
Number of Shares Options, Assumed with the RMS merger transaction				557,282
Weighted Average Exercise Price, Assumed with the RMS merger transaction				$ 2.78
Weighted Average Remaining Term (years) Assumed with the RMS merger transaction				6 years 21 days
Weighted Average Remaining Term (years) Granted			0 years	9 years 7 days
Weighted Average Exercise Price Outstanding and exercisable beginning Balance	$ 1.39	$ 1.38	$ 1.38
Weighted Average Remaining Term (years) Outstanding, Ending			6 years 8 months 19 days	7 years 8 months 15 days
Weighted Average Remaining Term (years) expired/cancelled			0 years